A summary of the Company’s stock option activities and related information for the year ended December 31, 2025 is as follows: (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
No. of Stock Option, Beginning Balance	105,090	114,301
Weighted-Average Grant Date Exercise Price, Beginning Balance	$ 98.55	$ 108.62
Weighted-Average Remaining Contractual Life, Ending	9 years 3 months 18 days	7 months 24 days	1 year 7 months 24 days
No. of Stock Option, Granted	540,827
Weighted-Average Grant Date Exercise Price, Granted	$ 3.89
Weighted-Average Remaining Contractual Life, Granted	9 years 6 months
No. of Stock Option, Forfeited	(107,299)
No. of Stock Option, Cancelled / Forfeited		(9,211)
Weighted-Average Grant Date Exercise Price, Cancelled/Forfeited		$ (76.60)
No. of Stock Option, Ending Balance	538,618	105,090	114,301
Weighted-Average Grant Date Exercise Price, Ending Balance	$ 11.25	$ 98.55	$ 108.62
No. of Stock Option, Vested and expected	$ 538,618
Weighted-Average Grant Date Exercise Price, Vested and expected Ending Balance	$ 11.25
Weighted-Average Remaining Contractual Life, Vested and expected Ending	9 years 3 months 18 days